Financial Instruments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2025 INR (₨) Banks	Mar. 31, 2024 INR (₨)	Jun. 23, 2021
Disclosure of detailed information about financial instruments [line items]
Cash flow hedging reserve description	The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2025 are expected to occur and be reclassified to the consolidated statement of income over a period of 17 months.
Interest rate swaps basis points	1.00%
Description of concentration of risk	No single customer accounted for more than 10% of the accounts receivable as at March 31, 2024 and 2025, or revenues for the years ended March 31, 2023, 2024 and 2025.
Increase/decrease in the unobservable inputs	1.00%	1.00%
Number of major banks | Banks	3
Bank balance with bank in excess of 10% of company's total cash and cash equivalents	₨ 63,350,000,000
Demand deposit with bank in excess of 10% of company's total cash and cash equivalents	₨ 21,499,000,000
Percentage of total cash and cash equivalents	10.00%
Term deposit with bank in excess of 10% of company's total investments	₨ 30,661,000,000
Non-convertible debentures with bank in excess of 10% of company's total investments	₨ 24,399,000,000
Percentage of company total investment	10.00%
Unsecured Notes 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.50%		1.50%
Market yield on loans	4.69%
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Additional interest expense on floating rate borrowing_interest rate sensitivity	₨ 879,000,000
Interest rate risk [member] | Fixed And Floating Interest Rates [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of interest rate swaps in other comprehensive income	(48,000,000)
Increase in fair value of interest rate swaps in other comprehensive income	47,000,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase/decrease in results by change in foreign currencies compared to functional currency	₨ 789,000,000	₨ 776,000,000
Increase/decrease in the respective foreign currencies compared to functional currency	1.00%	1.00%
Increase in spot exchange rate of the Indian rupee with the U.S. dollar	₨ 1
Decrease in spot exchange rate of the Indian rupee with the U.S. dollar	1
Currency risk [member] | Indian Rupee [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of foreign currency foreign currency dollar denominated derivative instruments (forward and option contracts)	2,115,000,000
Increase in fair value of foreign currency foreign currency dollar denominated derivative instruments (forward and option contracts)	2,134,000,000
Decrease in fair value of foreign currency foreign currency dollar denominated derivative instruments (forward and option contracts)	537,000,000
Increase in fair value of foreign currency foreign currency dollar denominated derivative instruments (forward and option contracts)	537,000,000
Decrease in fair value of foreign currency foreign currency dollar denominated derivative instruments (forward and option contracts)	1,578,000,000
Increase in fair value of foreign currency foreign currency dollar denominated derivative instruments (forward and option contracts)	₨ 1,597,000,000